[Ober|Kaler Letterhead]

February 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street NE
Washington, D.C. 20549

ATTN:  Kate McHale, Esq.

Re:	Old Line Bancshares, Inc.
Registration Statement on Form S-4
Originally Filed November 13, 2012
File No. 333-184924

Dear Ms. McHale:

On behalf of Old Line Bancshares, Inc. (the “Company”), we have filed today Pre-Effective Amendment No. 3 (the “Amendment”) to the Company’s Registration Statement on Form S-4.  In accordance with the staff’s comment, we have added a “Recent Developments” section to the Amendment to discuss financial results for the Company and for WSB Holdings, Inc., for the three and 12 month periods ending December 31, 2012.  Please see page 27 of the Amendment.

If we can be assistance in facilitating the staff’s review, please contact the undersigned at (410) 347-7341 or psomergreif@ober.com.

Sincerely, /s/ Penny Somer-Greif Penny Somer-Greif

cc:           James W. Cornelsen
Old Line Bancshares, Inc.